Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,538,587	$ 3,674,437
Less: Allowance for credit losses	(2,439,506)	(2,087,671)
Accounts receivable, net	$ 1,099,081	$ 1,586,766